SCHEDULE OF PREPAYMENTS AND DEPOSITS, TRADE AND OTHER RECEIVABLES (Details) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Trade receivables	$ 5,411,404	$ 1,632,602
Less: Provision for expected credit losses
Total	5,411,404	1,632,602
Other receivables	36,878	11,260
Less: Provision for expected credit loss
Trade and other receivables	5,448,282	1,643,862
Prepayments and deposits	1,590,252	4,053,457
Prepayment for project cost		592,501
Total	7,038,534	6,289,820
Less: Receivables and prepayments and deposits within twelve months shown under current assets	(6,281,371)	(3,933,688)
Rental deposits and prepayments shown under non-current assets	$ 757,163	$ 2,356,132